Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet

	Condensed Consolidating Balance Sheet As of September 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$11,164	$2,633	$4,291	$—	$18,088
Accounts receivable, net of allowance	—	4,914	176,272	17,287	—	198,473
Inventories	—	—	193,825	15,363	(410)	208,778
Prepaid expenses and other current assets	—	10,064	16,441	86	—	26,591
Deferred income taxes	—	32,122	—	—	—	32,122
Income tax receivable, net	—	799	—	—	(174)	625

Total current assets	—	59,063	389,171	37,027	(584)	484,677
Property, plant and equipment, net	—	976	76,810	351	—	78,137
Investment in joint venture	—	—	2,184	—	—	2,184
Investment in subsidiaries	—	623,442	19,974	—	(643,416)	—
Intercompany accounts	—	—	270,599	—	(270,599)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	762	—	—	762
Deferred income taxes	—	5,736	—	—	—	5,736
Other noncurrent assets	—	15,705	915	—	—	16,620

Total assets	$—	$704,922	$764,814	$37,378	$(914,599)	$592,515

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$2,455	$101,105	$2,161	$(410)	$105,311
Accrued liabilities	—	18,710	40,232	697	—	59,639
Accrued interest	—	12,448	—	—	—	12,448
Income tax payable	—	—	35	295	(174)	156

Total current liabilities	—	33,613	141,372	3,153	(584)	177,554
Long-term debt	—	397,500	—	—	—	397,500
Other noncurrent liabilities	—	26,312	—	—	—	26,312
Obligations and advances in excess of investment in subsidiary	5,447	—	—	—	(5,447)	—
Intercompany accounts	7,269	252,944	—	10,386	(270,599)	—

Total liabilities	12,716	710,369	141,372	13,539	(276,630)	601,366

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholders’ (deficit) / equity	(12,716)	(5,447)	623,442	19,974	(637,969)	(12,716)
Noncontrolling interest	—	—	—	3,865	—	3,865

Total (deficit) / equity	(12,716)	(5,447)	623,442	23,839	(637,969)	(8,851)

Total liabilities and (deficit) / equity	$—	$704,922	$764,814	$37,378	$(914,599)	$592,515

	Condensed Consolidating Balance Sheet As of December 31, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income tax payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholders’ (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$8,537	$—	$5,446	$(121)	$13,862
Accounts receivable, net of allowance	—	4,630	144,533	15,154	—	164,317
Inventories	—	343	158,713	15,885	(563)	174,378
Prepaid expenses and other current assets	—	9,229	2,600	312	—	12,141
Deferred income taxes	—	33,465	—	—	—	33,465
Income tax receivable, net	—	1,656	—	—	(356)	1,300

Total current assets	—	57,860	305,846	36,797	(1,040)	399,463
Property, plant and equipment, net	—	1,154	69,646	327	—	71,127
Investment in joint venture	—	—	2,972	—	—	2,972
Investment in subsidiaries	—	522,912	19,850	—	(542,762)	—
Intercompany accounts	—	—	223,081	—	(223,081)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	839	—	—	839
Deferred income taxes	—	6,138	—	—	—	6,138
Other noncurrent assets	—	17,115	640	—	—	17,755

Total assets	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Liabilities and (deficit) / equity
Current liabilities:
Accounts payable	$—	$1,398	$77,390	$2,910	$(121)	$81,577
Accrued liabilities	—	20,592	26,971	861	—	48,424
Accrued interest	—	3,287	—	—	—	3,287
Income taxes payable	—	248	—	356	(356)	248

Total current liabilities	—	25,525	104,361	4,127	(477)	133,536
Long-term debt	—	389,522	—	—	—	389,522
Other noncurrent liabilities	—	27,436	—	—	—	27,436
Obligations and advances in excess of investment in subsidiary	42,522	—	—	—	(42,522)	—
Intercompany accounts	8,829	205,218	—	9,597	(223,644)	—

Total liabilities	51,351	647,701	104,361	13,724	(266,643)	550,494

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	(51,351)	(42,522)	522,912	19,850	(500,240)	(51,351)
Noncontrolling interest	—	—	—	3,550	—	3,550

Total (deficit) / equity	(51,351)	(42,522)	522,912	23,400	(500,240)	(47,801)

Total liabilities and (deficit) / equity	$—	$605,179	$627,273	$37,124	$(766,883)	$502,693

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash	$—	$45,302	$—	$4,648	$(413)	$49,537
Accounts receivable, net of allowance	—	4,184	145,083	12,448	—	161,715
Inventories	—	218	174,429	11,921	(621)	185,947
Prepaid expenses and other current assets	—	17,916	2,245	135	(384)	19,912
Deferred income taxes	—	29,027	—	—	—	29,027
Income tax receivable, net	—	5,204	128	—	(286)	5,046

Total current assets	—	101,851	321,885	29,152	(1,704)	451,184
Property, plant and equipment, net	—	923	56,322	311	—	57,556
Investment in joint venture	—	—	3,507	—	—	3,507
Investment in subsidiaries	85,020	393,708	13,351	—	(492,079)	—
Intercompany accounts	—	—	92,889	—	(92,889)	—
Goodwill	—	—	4,399	—	—	4,399
Intangible assets, net	—	—	951	—	—	951
Deferred income taxes	—	19,970	—	—	—	19,970
Other noncurrent assets	—	9,963	1,210	—	—	11,173

Total assets	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Liabilities and (deficit) / equity
Current liabilities:
Current maturities of long-term debt	$—	$31,880	$—	$—	$—	$31,880
Accounts payable	—	—	76,190	2,495	(797)	77,888
Accrued liabilities	—	23,202	24,616	786	—	48,604
Accrued interest	—	4,069	—	—	—	4,069
Income taxes payable	—	300	—	286	(286)	300

Total current liabilities	—	59,451	100,806	3,567	(1,083)	162,741
Long-term debt	—	271,698	—	—	—	271,698
Other noncurrent liabilities	—	31,641	—	—	—	31,641
Intercompany accounts	5,528	78,605	—	9,377	(93,510)	—

Total liabilities	5,528	441,395	100,806	12,944	(94,593)	466,080

Commitments and contingencies	—	—	—	—	—	—
Global Brass and Copper Holdings, Inc. stockholder’s (deficit) / equity	79,492	85,020	393,708	13,351	(492,079)	79,492
Noncontrolling interest	—	—	—	3,168	—	3,168

Total (deficit) / equity	79,492	85,020	393,708	16,519	(492,079)	82,660

Total liabilities and (deficit) / equity	$85,020	$526,415	$494,514	$29,463	$(586,672)	$548,740

Condensed Consolidating Statement of Operations

	Condensed Consolidating Statement of Operations Nine Months Ended September 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,294,809	$73,586	$(22,717)	$1,345,678
Cost of sales	—	1,208	1,155,186	68,138	(22,717)	1,201,815

Gross profit (loss)	—	(1,208)	139,623	5,448	—	143,863
Selling, general and administrative expenses	5,390	33,569	51,444	2,219	—	92,622

Operating income (loss)	(5,390)	(34,777)	88,179	3,229	—	51,241
Interest expense	—	29,938	—	—	—	29,938
Other (income) expense, net	—	264	(134)	126	—	256

Income (loss) before provision for (benefit from) income taxes and equity income	(5,390)	(64,979)	88,313	3,103	—	21,047
Provision for (benefit from) income taxes	(2,075)	(15,753)	34,676	914	—	17,762

Income (loss) before equity income	(3,315)	(49,226)	53,637	2,189	—	3,285
Equity income, net of tax	7,520	56,746	3,109	—	(66,227)	1,148

Net income	4,205	7,520	56,746	2,189	(66,227)	4,433
Less: Net income attributable to noncontrolling interest	—	—	—	228	—	228

Net income attributable to Global Brass and Copper Holdings, Inc.	$4,205	$7,520	$56,746	$1,961	$(66,227)	$4,205

	Condensed Consolidating Statement of Operations Nine Months Ended September 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,204,470	$69,679	$(19,802)	$1,254,347
Cost of sales	—	(1,896)	1,071,405	63,168	(19,802)	1,112,875

Gross profit	—	1,896	133,065	6,511	—	141,472
Selling, general and administrative expenses	1,086	26,223	43,969	1,963	—	73,241

Operating income (loss)	(1,086)	(24,327)	89,096	4,548	—	68,231
Interest expense (income)	—	29,896	(2)	—	—	29,894
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	689	2	(519)	—	172

Income (loss) before provision for (benefit from) income taxes and equity income	(1,086)	(74,524)	89,096	5,067	—	18,553
Provision for (benefit from) income taxes	(418)	(24,813)	38,710	517	—	13,996

Income (loss) before equity income	(668)	(49,711)	50,386	4,550	—	4,557
Equity income, net of tax	5,688	55,399	5,013	—	(65,364)	736

Net income	5,020	5,688	55,399	4,550	(65,364)	5,293
Less: Net income attributable to noncontrolling interest	—	—	—	273	—	273

Net income attributable to Global Brass and Copper Holdings, Inc.	$5,020	$5,688	$55,399	$4,277	$(65,364)	$5,020

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,584,301	$93,655	$(27,436)	$1,650,520
Cost of sales	—	83	1,409,588	85,099	(27,436)	1,467,334

Gross profit (loss)	—	(83)	174,713	8,556	—	183,186
Selling, general and administrative expenses	1,427	30,756	57,879	2,579	—	92,641

Operating income (loss)	(1,427)	(30,839)	116,834	5,977	—	90,545
Interest expense	—	39,730	(3)	—	—	39,727
Loss on extinguishment of debt	—	19,612	—	—	—	19,612
Other (income) expense, net	—	766	(120)	(525)	—	121

Income (loss) before provision for income taxes and equity income	(1,427)	(90,947)	116,957	6,502	—	31,085
Provision for (benefit from) income taxes	(550)	(30,066)	47,828	1,973	—	19,185

Income (loss) before equity income	(877)	(60,881)	69,129	4,529	—	11,900
Equity income, net of tax	13,398	74,279	5,150	—	(91,832)	995

Net income	12,521	13,398	74,279	4,529	(91,832)	12,895
Less: Net income attributable to noncontrolling interest	—	—	—	374	—	374

Net income attributable to Global Brass and Copper Holdings, Inc.	$12,521	$13,398	$74,279	$4,155	$(91,832)	$12,521

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,713,367	$88,136	$(22,360)	$1,779,143
Cost of sales	—	735	1,523,655	81,443	(22,360)	1,583,473

Gross profit (loss)	—	(735)	189,712	6,693	—	195,670
Selling, general and administrative expenses	1,650	15,721	49,451	2,569	—	69,391

Operating income (loss)	(1,650)	(16,456)	140,261	4,124	—	126,279
Interest expense	—	39,950	60	—	—	40,010
Other (income) expense, net	—	292	317	(177)	—	432

Income (loss) before provision for income taxes and equity income	(1,650)	(56,698)	139,884	4,301	—	85,837
Provision for (benefit from) income taxes	(635)	(20,765)	51,662	1,175	—	31,437

Income (loss) before equity income	(1,015)	(35,933)	88,222	3,126	—	54,400
Equity income, net of tax	56,147	92,080	3,858	—	(151,197)	888

Net income	55,132	56,147	92,080	3,126	(151,197)	55,288
Less: Net income attributable to noncontrolling interest	—	—	—	156	—	156

Net income attributable to Global Brass and Copper Holdings, Inc.	$55,132	$56,147	$92,080	$2,970	$(151,197)	$55,132

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Operations

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,599,714	$91,256	$(32,241)	$1,658,729
Cost of sales	—	16,759	1,428,661	83,516	(32,241)	1,496,695

Gross profit (loss)	—	(16,759)	171,053	7,740	—	162,034
Selling, general and administrative expenses	1,102	12,337	52,988	2,430	—	68,857

Operating income (loss)	(1,102)	(29,096)	118,065	5,310	—	93,177
Interest expense	—	25,070	6	—	—	25,076
Other (income) expense, net	—	668	219	(77)	—	810

Income (loss) before provision for income taxes and equity income	(1,102)	(54,834)	117,840	5,387	—	67,291
Provision for (benefit from) income taxes	(424)	(20,214)	46,093	1,221	—	26,676

Income (loss) before equity income	(678)	(34,620)	71,747	4,166	—	40,615
Equity income, net of tax	42,311	76,931	5,184	—	(122,896)	1,530

Net income	41,633	42,311	76,931	4,166	(122,896)	42,145
Less: Net income attributable to noncontrolling interest	—	—	—	512	—	512

Net income attributable to Global Brass and Copper Holdings, Inc.	$41,633	$42,311	$76,931	$3,654	$(122,896)	$41,633

Condensed Consolidating Statement of Comprehensive Income

	Condensed Consolidating Statement of Comprehensive Income Nine Months Ended September 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$4,205	$7,520	$56,746	$2,189	$(66,227)	$4,433
Foreign currency translation adjustment, net of tax	(705)	(705)	(1,181)	340	1,633	(618)

Comprehensive income	3,500	6,815	55,565	2,529	(64,594)	3,815
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	315	—	315

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$3,500	$6,815	$55,565	$2,214	$(64,594)	$3,500

	Condensed Consolidating Statement of Comprehensive Income Nine Months Ended September 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$5,020	$5,688	$55,399	$4,550	$(65,364)	$5,293
Foreign currency translation adjustment, net of tax	(130)	(130)	(200)	983	(653)	(130)

Comprehensive income	4,890	5,558	55,199	5,533	(66,017)	5,163
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	273	—	273

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$4,890	$5,558	$55,199	$5,260	$(66,017)	$4,890

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$12,521	$13,398	$74,279	$4,529	$(91,832)	$12,895
Other comprehensive income (loss):
Foreign currency translation adjustment	(457)	(457)	(521)	1,060	(74)	(449)

Comprehensive income	12,064	12,941	73,758	5,589	(91,906)	12,446
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	382	—	382

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$12,064	$12,941	$73,758	$5,207	$(91,906)	$12,064

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$55,132	$56,147	$92,080	$3,126	$(151,197)	$55,288
Other comprehensive income (loss):
Foreign currency translation adjustment	362	362	415	(417)	(253)	469

Comprehensive income	55,494	56,509	92,495	2,709	(151,450)	55,757
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	263	—	263

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$55,494	$56,509	$92,495	$2,446	$(151,450)	$55,494

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income	$41,633	$42,311	$76,931	$4,166	$(122,896)	$42,145
Other comprehensive income (loss):
Foreign currency translation adjustment	442	442	1,430	(1,741)	(60)	513

Comprehensive income	42,075	42,753	78,361	2,425	(122,956)	42,658
Less: Comprehensive income attributable to noncontrolling interest	—	—	—	583	—	583

Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	$42,075	$42,753	$78,361	$1,842	$(122,956)	$42,075

Condensed Consolidating Statement of Cash Flows

	Condensed Consolidating Statement of Cash Flows Nine Months Ended September 30, 2013
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used in) operating activities	$—	$(5,275)	$15,537	$1,024	$(6,754)	$4,532
Cash flows from investing activities
Capital expenditures	—	(76)	(13,074)	(55)	—	(13,205)
Payable to subsidiaries	(4,875)	—	—	—	4,875	—
Proceeds from sale of property, plant and equipment	—	—	170	4	—	174

Net cash used in investing activities	(4,875)	(76)	(12,904)	(51)	4,875	(13,031)
Cash flows from financing activities
Borrowings on ABL Facility	—	337,236	—	—	—	337,236
Payments on ABL Facility	—	(329,258)	—	—	—	(329,258)
Distribution to stockholder	—	—	—	(2,000)	2,000	—
Net payments (amounts due) from stockholder	4,875	—	—	—	—	4,875

Net cash provided by (used in) financing activities	4,875	7,978	—	(2,000)	2,000	12,853
Effect of foreign currency exchange rate changes	—	—	—	(128)	—	(128)

Net increase (decrease) in cash	—	2,627	2,633	(1,155)	121	4,226
Cash at beginning of period	—	8,537	—	5,446	(121)	13,862

Cash at end of period	$—	$11,164	$2,633	$4,291	$—	$18,088

	Condensed Consolidating Statement of Cash Flows Nine Months Ended September 30, 2012
	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by (used for) operating activities	$73,624	$49,063	$10,765	$(30)	$(75,170)	$58,252
Cash flows from investing activities
Capital expenditures	—	(549)	(10,790)	(21)	—	(11,360)
Capital distributions from subsidiary	86,376	—	—		(86,376)	—
Payable to subsidiaries	2,398	—	—	—	(2,398)	—
Proceeds from sale of property, plant and equipment	—	—	25	—	—	25

Net cash provided by (used in) investing activities	88,774	(549)	(10,765)	(21)	(88,774)	(11,335)
Cash flows from financing activities
Deferred financing fees	—	(12,981)	—	—	—	(12,981)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	142,400	—	—	—	142,400
Payments on ABL Facility	—	(113,900)	—	—	—	(113,900)
Distribution to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,398)	—	—	—	—	(2,398)

Net cash used in financing activities	(162,398)	(80,356)	—	—	160,000	(82,754)
Effect of foreign currency exchange rate changes	—	—	—	(682)	—	(682)

Net decrease in cash	—	(31,842)	—	(733)	(3,944)	(36,519)
Cash at beginning of period	—	45,302	—	4,648	(413)	49,537

Cash at end of period	$—	$13,460	$—	$3,915	$(4,357)	$13,018

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$73,624	$58,118	$19,781	$1,299	$(70,908)	$81,914
Cash flows from investing activities
Capital expenditures	—	(549)	(19,813)	(46)	—	(20,408)
Capital distributions from subsidiary	86,376	—	—	—	(86,376)	—
Payable to subsidiaries	2,424	—	—	—	(2,424)	—
Other	—	—	32	—	—	32

Net cash provided by (used in) investing activities	88,800	(549)	(19,781)	(46)	(88,800)	(20,376)
Cash flows from financing activities
Deferred financing fees	—	(12,981)	—	—	—	(12,981)
Proceeds from senior secured notes	—	375,000	—	—	—	375,000
Payments on term loan	—	(310,875)	—	—	—	(310,875)
Borrowings on ABL Facility	—	204,275	—	—	—	204,275
Payments on ABL Facility	—	(189,753)	—	—	—	(189,753)
Distributions to stockholder	(160,000)	(160,000)	—	—	160,000	(160,000)
Amounts due from stockholder	(2,424)	—	—	—	—	(2,424)

Net cash used in financing activities	(162,424)	(94,334)	—	—	160,000	(96,758)
Effect of foreign currency exchange rate changes	—	—	—	(455)	—	(455)

Net (decrease) increase in cash	—	(36,765)	—	798	292	(35,675)
Cash at beginning of year	—	45,302	—	4,648	(413)	49,537

Cash at end of year	$—	$8,537	$—	$5,446	$(121)	$13,862

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$—	$37,381	$22,250	$2,687	$2,530	$64,848
Cash flows from investing activities
Capital expenditures	—	(946)	(21,429)	(65)	—	(22,440)
Payable to subsidiaries	2,451	—	—	—	(2,451)	—
Other	—	—	95	2	—	97

Net cash provided by (used in) investing activities	2,451	(946)	(21,334)	(63)	(2,451)	(22,343)
Cash flows from financing activities
Deferred financing fees	—	(1,675)	—	—	—	(1,675)
Payments on term loan	—	(3,300)	—	—	—	(3,300)
Borrowings on ABL Facility	—	168,021	—	—	—	168,021
Payments on ABL Facility	—	(168,021)	—	—	—	(168,021)
Principal payments under capital lease obligation	—	—	(916)	—	—	(916)
Amounts due from stockholder	(2,451)	—	—	—	—	(2,451)

Net cash used in financing activities	(2,451)	(4,975)	(916)	—	—	(8,342)
Effect of foreign currency exchange rate changes	—	—	—	(149)	—	(149)

Net increase in cash	—	31,460	—	2,475	79	34,014
Cash at beginning of year	—	13,842	—	2,173	(492)	15,523

Cash at end of year	$—	$45,302	$—	$4,648	$(413)	$49,537

Global Brass and Copper Holdings, Inc.

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net cash provided by operating activities	$42,500	$60,079	$9,237	$590	$(42,992)	$69,414
Cash flows from investing activities
Capital expenditures	—	—	(11,664)	(263)	—	(11,927)
Other	—	—	39	—	—	39

Net cash provided by (used in) investing activities	—	—	(11,625)	(263)	—	(11,888)
Cash flows from financing activities
Deferred financing fees	—	(15,131)	—	—	—	(15,131)
Proceeds from term loan	—	305,550	—	—	—	305,550
Payments on term loan	—	(825)	—	—	—	(825)
Borrowings on ABL Facility	—	1,096,578	—	—	—	1,096,578
Payments on ABL Facility	—	(1,272,197)	—	—	—	(1,272,197)
Principal payments under capital lease obligation	—	—	(52)	—	—	(52)
Payments on related party debt	—	(119,805)	—	—	—	(119,805)
Distribution to stockholder	(42,500)	(42,500)	—	—	42,500	(42,500)
Cash overdrafts	—	(1,228)	—	—	—	(1,228)

Net cash used in financing activities	(42,500)	(49,558)	(52)	—	42,500	(49,610)
Effect of foreign currency exchange rate changes	—	—	—	(225)	—	(225)

Net increase (decrease) in cash	—	10,521	(2,440)	102	(492)	7,691
Cash at beginning of year	—	3,321	2,440	2,071	—	7,832

Cash at end of year	$—	$13,842	$—	$2,173	$(492)	$15,523